MANAGEMENT OF RISKS ARISING FROM HOLDING FINANCIAL INSTRUMENTS (Tables)	12 Months Ended
Dec. 31, 2025
Disclosure of detailed information about financial instruments [abstract]
Disclosure of maturity analysis for financial liabilities
The following tables present the contractual maturities of the company’s financial liabilities as at December 31, 2025 and 2024.

	Payments Due by Period
AS AT DEC. 31, 2025 (MILLIONS)	<1 Year	2 to 3 Years	4 to 5 Years	After 5 Years	Total
Principal repayments
Corporate borrowings	$496	$1,413	$1,736	$10,656	$14,301
Non-recourse borrowings of managed entities[1]	47,994	55,559	62,126	79,632	245,311
Subsidiary equity obligations	789	41	183	2,795	3,808
Interest expense[2]
Corporate borrowings	675	1,270	1,115	7,311	10,371
Non-recourse borrowings	12,375	20,622	13,182	23,395	69,574
Subsidiary equity obligations	105	102	87	31	325
Lease obligations[3]	1,254	2,136	1,659	18,528	23,577
1. 2026 maturities of $48 billion are expected to be primarily addressed through refinancings, repayments, and extensions.
2.Represents the aggregated interest expense expected to be paid over the term of the obligations. Variable interest rate payments have been calculated based on current rates.
3.The lease obligations as disclosed in the table above include leases that are classified as finance leases, short-term leases, low-value leases and variable lease payments not based on an index or rate, which are immaterial.

	Payments Due by Period
AS AT DEC. 31, 2024 (MILLIONS)	<1 Year	2 to 3 Years	4 to 5 Years	After 5 Years	Total
Principal repayments
Corporate borrowings[1]	$1,258	$1,430	$2,049	$9,495	$14,232
Non-recourse borrowings of managed entities	49,898	50,501	54,518	65,643	220,560
Subsidiary equity obligations	182	779	115	3,683	4,759
Interest expense[2]
Corporate borrowings	620	1,135	992	6,226	8,973
Non-recourse borrowings	11,888	19,311	12,693	20,866	64,758
Subsidiary equity obligations	176	331	302	1,794	2,603
Lease obligations[3]	1,211	2,249	1,811	11,531	16,802
1.Payments due in less than one year includes $767 million of short-term commercial paper as at December 31, 2024.